VARIABLE INTEREST ENTITIES ("VIEs") (Schedule of Variable Interest Entities Liability in Condensed Consolidated Balance Sheet to Maximum Exposure to Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Other Liabilities	$ 2,721	$ 4,438
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Maximum Exposure to Loss	$ 255,456